Angel Oak Mortgage Trust 2019-4 ABS-15G

Exhibit 99.7

Client Name:
Client Project Name:	AOMT 2019-4
Start - End Dates:	10/2/2018 - 5/8/2019
Deal Loan Count:	551

Conditions Report 2.0

Loans in Report:	551
Loans with Conditions:	541

745 - Total Active Conditions
5 - Material Conditions
4 - Property Valuations Review Scope
4 - Category: Value
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
740 - Non-Material Conditions
85 - Credit Review Scope
9 - Category: Assets
40 - Category: Credit/Mtg History
4 - Category: DTI
18 - Category: Income/Employment
1 - Category: Insurance
1 - Category: Legal Documents
1 - Category: LTV/CLTV
10 - Category: Terms/Guidelines
1 - Category: Title
3 - Property Valuations Review Scope
1 - Category: FEMA
2 - Category: Property
652 - Compliance Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Borrower's Interest
8 - Category: Compliance Manual
2 - Category: Documentation
17 - Category: Federal Consumer Protection
1 - Category: Federal Higher-Priced
3 - Category: Repayment Ability
183 - Category: RESPA
1 - Category: Right of Rescission
13 - Category: State Consumer Protection
5 - Category: State Prepayment Penalty
34 - Category: State Rate Spread
5 - Category: Texas Home Equity
1 - Category: TILA
372 - Category: TILA/RESPA Integrated Disclosure
927 - Total Satisfied Conditions

171 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
20 - Category: Application
26 - Category: Assets
12 - Category: Credit/Mtg History
21 - Category: DTI
36 - Category: Income/Employment
17 - Category: Insurance
20 - Category: Legal Documents
2 - Category: LTV/CLTV
1 - Category: Potential Misrepresentation
11 - Category: Terms/Guidelines
4 - Category: Title
501 - Property Valuations Review Scope
480 - Category: Appraisal
8 - Category: FEMA
3 - Category: Property
1 - Category: Re-Verifications
9 - Category: Value
255 - Compliance Review Scope
24 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Compliance Manual
14 - Category: Documentation
1 - Category: Federal Higher-Priced
10 - Category: Finance Charge Tolerance
1 - Category: Repayment Ability
21 - Category: RESPA
5 - Category: Right of Rescission
1 - Category: Section 32
2 - Category: State Consumer Protection
10 - Category: Texas Home Equity
1 - Category: TILA
161 - Category: TILA/RESPA Integrated Disclosure
108 - Total Waived Conditions

98 - Credit Review Scope
35 - Category: Assets
14 - Category: Credit/Mtg History
1 - Category: DTI
6 - Category: Income/Employment
22 - Category: LTV/CLTV
19 - Category: Terms/Guidelines
1 - Category: Title
9 - Property Valuations Review Scope
3 - Category: Appraisal
6 - Category: Property
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure

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